Basis of presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation

1. Basis of presentation

Overview

Advent Technologies Holdings, Inc. and its subsidiaries (collectively referred to as “Advent” and the “Company”) is an advanced materials and technology development company operating in the fuel cell and hydrogen technology space. Advent develops, manufactures and assembles the critical components that determine the performance of hydrogen fuel cells and other energy systems. To date, Advent’s principal operations have been to develop and manufacture Membrane Electrode Assembly (MEA), and fuel cell stacks and complete fuel cell systems for a range of customers in the stationary power, portable power, automotive, aviation, energy storage and sensor markets.

Advent has its headquarters in Livermore, California, and the Company has MEA and fuel cell product development facilities in Livermore, California and Patras, Greece. Previously, the Company’s headquarters were located in Boston, Massachusetts. During June 2024, the Company closed its facilities in Boston, Massachusetts, and no longer maintains its facilities in Denmark and the Philippines due to the bankruptcy of Advent Technologies A/S in July 2024.

On February 4, 2021 (“Closing Date”), AMCI Acquisition Corp. (“AMCI”), consummated the business combination (the “Business Combination”) pursuant to that certain merger agreement (the “Agreement and Plan of Merger”), dated October 12, 2020, by and among AMCI, AMCI Merger Sub Corp., a Delaware corporation and newly formed wholly-owned subsidiary of AMCI (“Merger Sub”), AMCI Sponsor LLC (the “Sponsor”), solely in the capacity as the representative from and after the effective time of the Business Combination for the stockholders of AMCI, Advent Technologies, Inc., a Delaware corporation (“Legacy Advent”), and Vassilios Gregoriou, solely in his capacity as the representative from and after the effective time for the Legacy Advent stockholders (the “Seller Representative”), as amended by Amendment No. 1 and Amendment No. 2 to the Agreement and Plan of Merger, dated as of October 19, 2020 and December 31, 2020, respectively, by and among AMCI, Merger Sub, Sponsor, Legacy Advent, and Seller Representative. In connection with the closing of the Business Combination (the “Closing”), AMCI acquired 100% of the stock of Legacy Advent (as it existed immediately prior to the Closing) and its subsidiaries.

On the Closing Date, and in connection with the closing of the Business Combination, AMCI changed its name to Advent Technologies Holdings, Inc. Legacy Advent was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805. This determination was primarily based on Legacy Advent’s stockholders prior to the Business Combination having a majority of the voting interests in the combined company, Legacy Advent’s operations comprising the ongoing operations of the combined company, Legacy Advent’s board of directors comprising a majority of the board of directors of the combined company, and Legacy Advent’s senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Advent issuing stock for the net assets of AMCI, accompanied by a recapitalization. The net assets of AMCI are stated at historical cost, with no goodwill or other intangible assets recorded.

While AMCI was the legal acquirer in the Business Combination, because Legacy Advent was deemed the accounting acquirer, the historical financial statements of Legacy Advent became the historical financial statements of the combined company, upon the consummation of the Business Combination. As a result, the consolidated financial statements included in this report reflect (i) the historical operating results of Legacy Advent prior to the Business Combination; (ii) the results of the Company (combined results of AMCI and Legacy Advent) following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Advent at their historical cost; and (iv) Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Advent’s stockholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Advent Preferred Stock (“Preferred Series A” and “Preferred Series Seed”) and Legacy Advent common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination Agreement. Activity within the statement of changes in stockholders’ equity / (deficit) for the issuances of Legacy Advent’s Preferred Stock, were also retroactively converted to Legacy Advent common stock.

On February 18, 2021, Advent Technologies, Inc. entered into a Membership Interest Purchase Agreement with Bren-Tronics, Inc. (“Bren-Tronics”) and UltraCell, LLC (“UltraCell”), a Delaware limited liability company and a direct wholly owned subsidiary of Bren-Tronics.

UltraCell LLC was renamed to Advent Technologies LLC following its acquisition by the Company.

On June 25, 2021, the Company entered into a Share Purchase Agreement, with F.E.R. fischer Edelstahlrohre GmbH, a limited liability company incorporated under the Laws of Germany (the “Seller”) to acquire all of the issued and outstanding equity interests in SerEnergy A/S, a Danish stock corporation and a wholly-owned subsidiary of the Seller (“SerEnergy”) and fischer eco solutions GmbH, a German limited liability company and a wholly-owned subsidiary of the Seller (“FES”) together with certain outstanding shareholder loan receivables.

SerEnergy and FES were renamed to Advent Technologies A/S and Advent Technologies GmbH, respectively, following their acquisition by the Company on August 31, 2021.

The unaudited condensed consolidated financial statements of the Company have been prepared to reflect the consolidation of the companies listed below:

	Country of	Ownership Interest		Statements of Operations
Company Name	Incorporation	Direct	Indirect	2025	2024
Advent Technologies, Inc.	USA	100%	-	01/01 – 6/30	01/01 – 6/30
Advent Technologies S.A.	Greece	-	100%	01/01 – 6/30	01/01 – 6/30
Advent Technologies LLC	USA	-	100%	01/01 – 6/30	01/01 – 6/30
Advent Technologies GmbH	Germany	100%	-	01/01 – 6/30	01/01 – 6/30

On July 25, 2024, Advent Technologies A/S was declared bankrupt by the court in Aalborg, Denmark. The petition was brought by IDA, the union of engineers for €402,000. As the Company did not have the ability to pay the full amount due, the Danish court declared Advent Technologies A/S bankrupt. Advent Technologies A/S and its wholly owned subsidiary Advent Green Energy Philippines, Inc. will be liquidated by the court appointed trustee to settle all claims under the bankruptcy. The Company anticipates it will receive no residual assets. As a result of their bankruptcy, Advent Technologies A/S and Advent Green Energy Philippines, Inc. (collectively referred to as the “Discontinued Subsidiaries”) have been presented as discontinued operations in the accompanying financial statements.

Unaudited Condensed Consolidated Financial Statements

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”). The unaudited financial information reflects, in the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair statement of the Company’s financial position, results of operations and cash flows for the periods indicated. The results reported for the interim period presented are not necessarily indicative of results that may be expected for the full year. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s audited consolidated financial statements as of and for the year ended December 31, 2024, included in the Annual Report on Form 10-K filed with the SEC on June 6, 2025. We reclassified certain prior year amounts in our consolidated financial statements to conform to the current year presentation.

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated.

Share and per share amounts are presented on a post-conversion basis for all periods presented, unless otherwise specified.

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company considers that the going concern basis is appropriate for the preparation of its unaudited condensed consolidated financial statements, as it is pursuing additional fund raising as disclosed below and has no intentions to proceed with liquidation. The going concern basis of presentation assumes that the Company will continue in operation one year from the date these unaudited condensed consolidated financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. As such, the accompanying unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and their carrying amounts, or the amount and classification of liabilities that may result should the Company be unable to continue as a going concern.

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date that the unaudited condensed consolidated financial statements are issued. The Company’s ability to meet its liquidity needs will largely depend on its ability to generate cash in the future. During the six months ended June 30, 2025, the Company used $1.2 million of cash from operating activities, and the Company’s ability to generate cash in the future is subject to general economic, financial, competitive, legislative, regulatory, and other factors that are beyond the Company’s control. Furthermore, the Company has suffered recurring operating losses and has a negative net working capital position of $27.8 million as of June 30, 2025. In addition, as of the issuance date of these unaudited condensed consolidated financial statements the Company is overdue in a number of its obligations which could give the right to creditors at any time from the issuance date of these consolidated financial statements to raise legal action against the Company which in turn could potentially lead to liquidation action against the Company and/or its subsidiaries. The transition to profitability and positive cash flow is highly dependent upon the successful development, approval, and commercialization of the Company’s products and the achievement of a revenue level adequate to support its cost structure and the Company can give no assurances that this will occur. Based on the Company’s current operating plan, the Company believes that its cash and cash equivalents as of June 30, 2025, of $0.1 million is not sufficient to fund operations and capital expenditures for the twelve months following the filing of this Quarterly Report on Form 10-Q, and the Company will need to obtain additional funding in the very near term, otherwise the Company may immediately substantially curtail or terminate its operations.

The Company performed a cash flow projection on a monthly basis for the twelve-month period following the issuance of the consolidated financial statements. The projected inflows from revenues and grants will be insufficient to cover the projected outflows, as such, the Company will continue to have a negative net working capital position and a delay in the projected timing of the short term financing and inflows and/or an immediate demand by creditors of repayment of the long outstanding payables may result in the Company being insolvent and short of cash at any specific time over the coming weeks and over the next twelve months.

Until such time as the Company generates sufficient revenue to fund its operations (if ever), the Company plans to finance its operations and repay its existing and future liabilities and other obligations through the sale of equity and/or debt securities and, to the extent available, short-term and long-term loans.

With regards to the projected revenues and grants, a delay in the projected timing of inflows may result in the Company remaining insolvent and short of cash at any specific time over the next twelve months. Also, there is no guarantee that the Company’s plans to reduce monthly expenditures will be successful.

If the Company is unable to obtain sufficient funding, it could be required to delay its development efforts, limit activities, and further reduce research and development costs, which could adversely affect its business prospects and delivery of contractual obligations. A cash shortfall at any point in time over the next twelve months could result in the Company failing to meet its overdue and current obligations which could trigger action against the Company and/or its subsidiaries for liquidation by employees, authorities, or creditors. Because of the uncertainty in securing additional funding, delays in growth of revenue, failure to materialize cost-cutting efforts and the insufficient amount of cash and cash equivalents as of the consolidated financial statement filing date, management has concluded that substantial doubt exists with respect to the Company’s ability to continue as a going concern for one year from the date the consolidated financial statements are issued.

1. Basis of presentation:

Overview

Advent Technologies Holdings, Inc. and its subsidiaries (collectively referred to as “Advent” or the “Company”) is an advanced materials and technology development company operating in the fuel cell and hydrogen technology space. Advent develops, manufactures and assembles the critical components that determine the performance of hydrogen fuel cells and other energy systems. To date, Advent’s principal operations have been to develop and manufacture Membrane Electrode Assembly (MEA), and fuel cell stacks and complete fuel cell systems for a range of customers in the stationary power, portable power, automotive, aviation, energy storage and sensor markets.

Advent has its headquarters in Livermore, California, and the Company has MEA and fuel cell product development facilities in Livermore, California and Patras, Greece. Previously, the Company’s headquarters were located in Boston, Massachusetts. During 2023, the Company decided to consolidate certain of its German operations with its operations in Greece. During June 2024, the Company closed its facilities in Boston, Massachusetts, and no longer maintains its facilities in Denmark and the Philippines due to the bankruptcy of Advent Technologies A/S in July 2024.

On February 4, 2021 (“Closing Date”), AMCI Acquisition Corp. (“AMCI”), consummated the previously announced business combination (the “Business Combination”) pursuant to that certain merger agreement (the “Agreement and Plan of Merger”), dated October 12, 2020, by and among AMCI, AMCI Merger Sub Corp., a Delaware corporation and newly formed wholly-owned subsidiary of AMCI (“Merger Sub”), AMCI Sponsor LLC (the “Sponsor”), solely in the capacity as the representative from and after the effective time of the Business Combination for the stockholders of AMCI, Advent Technologies, Inc., a Delaware corporation (“Legacy Advent”), and Vassilios Gregoriou, solely in his capacity as the representative from and after the effective time for the Legacy Advent stockholders (the “Seller Representative”), as amended by Amendment No. 1 and Amendment No. 2 to the Agreement and Plan of Merger, dated as of October 19, 2020 and December 31, 2020, respectively, by and among AMCI, Merger Sub, Sponsor, Legacy Advent, and Seller Representative. In connection with the closing of the Business Combination (the “Closing”), AMCI acquired 100% of the stock of Legacy Advent (as it existed immediately prior to the Closing) and its subsidiaries.

On the Closing Date, and in connection with the closing of the Business Combination, AMCI changed its name to Advent Technologies Holdings, Inc. (the “Company” or “Advent”). Legacy Advent was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805. This determination was primarily based on Legacy Advent’s stockholders prior to the Business Combination having a majority of the voting interests in the combined company, Legacy Advent’s operations comprising the ongoing operations of the combined company, Legacy Advent’s board of directors comprising a majority of the board of directors of the combined company, and Legacy Advent’s senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Advent issuing stock for the net assets of AMCI, accompanied by a recapitalization. The net assets of AMCI are stated at historical cost, with no goodwill or other intangible assets recorded.

While AMCI was the legal acquirer in the Business Combination, because Legacy Advent was deemed the accounting acquirer, the historical financial statements of Legacy Advent became the historical financial statements of the combined company, upon the consummation of the Business Combination. As a result, the consolidated financial statements included in this report reflect (i) the historical operating results of Legacy Advent prior to the Business Combination; (ii) the results of the Company (combined results of AMCI and Legacy Advent) following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Advent at their historical cost; and (iv) Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Advent’s stockholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Advent Preferred Stock (“Preferred Series A” and “Preferred Series Seed”) and Legacy Advent common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination Agreement. Activity within the statement of changes in stockholders’ equity / (deficit) for the issuances of Legacy Advent’s Preferred Stock, were also retroactively converted to Legacy Advent common stock.

On February 18, 2021, Advent Technologies, Inc. entered into a Membership Interest Purchase Agreement with Bren-Tronics, Inc. (“Bren-Tronics”) and UltraCell, LLC (“UltraCell”), a Delaware limited liability company and a direct wholly owned subsidiary of Bren-Tronics (the “UltraCell Purchase Agreement”).

UltraCell LLC was renamed to Advent Technologies LLC following its acquisition by the Company.

On June 25, 2021, the Company entered into a Share Purchase Agreement (the “Purchase Agreement”), with F.E.R. fischer Edelstahlrohre GmbH, a limited liability company incorporated under the Laws of Germany (the “Seller”) to acquire all of the issued and outstanding equity interests in SerEnergy A/S, a Danish stock corporation and a wholly-owned subsidiary of the Seller (“SerEnergy”) and fischer eco solutions GmbH, a German limited liability company and a wholly-owned subsidiary of the Seller (“FES”) together with certain outstanding shareholder loan receivables.

SerEnergy and FES were renamed to Advent Technologies A/S and Advent Technologies GmbH, respectively, following their acquisition by the Company.

The consolidated financial statements of the Company have been prepared to reflect the consolidation of the companies listed below:

	Country of	Ownership Interest		Statements of Operations
Company Name	Incorporation	Direct	Indirect	2024	2023
Advent Technologies, Inc.	USA	100%	-	01/01 – 12/31	01/01 – 12/31
Advent Technologies S.A.	Greece	-	100%	01/01 – 12/31	01/01 – 12/31
Advent Technologies LLC	USA	-	100%	01/01 – 12/31	01/01 – 12/31
Advent Technologies GmbH	Germany	100%	-	01/01 – 12/31	01/01 – 12/31

On July 25, 2024, Advent Technologies A/S was declared bankrupt by the court in Aalborg, Denmark. The petition was brought by IDA, the union of engineers for €402,000. As the Company did not have the ability to pay the full amount due, the Danish court declared Advent Technologies A/S bankrupt. Advent Technologies A/S and its wholly owned subsidiary Advent Green Energy Philippines, Inc. will be liquidated by the court appointed trustee to settle all claims under the bankruptcy. The Company anticipates it will receive no residual assets. As a result of their bankruptcy, Advent Technologies A/S and Advent Green Energy Philippines, Inc. (collectively referred to as the “Discontinued Subsidiaries”) have been presented as discontinued operations in the accompanying financial statements.

Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company considers that the going concern basis is appropriate for the preparation of its consolidated financial statements, as it is pursuing additional fund raising as disclosed below and has no intentions to proceed with liquidation. The going concern basis of presentation assumes that the Company will continue in operation one year from the date these consolidated financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. As such, the accompanying audited consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and their carrying amounts, or the amount and classification of liabilities that may result should the Company be unable to continue as a going concern.

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date that the consolidated financial statements are issued. The Company’s ability to meet its liquidity needs will largely depend on its ability to raise capital in the very short term and generate cash in the future. During the year ended December 31, 2024, the Company generated $1.4 million of cash in operating activities, and the Company’s ability to raise and generate adequate capital and cash in the future is subject to general economic, financial, competitive, legislative, regulatory, and other factors that are beyond the Company’s control. Furthermore, the Company has suffered recurring operating losses and has a net working capital position of $(26.1) million as of December 31, 2024. In addition, as of the issuance date of these consolidated financial statements the Company is overdue in a number of its obligations which could give the right to creditors at any time from the issuance date of these consolidated financial statements to raise legal action against the Company which in turn could potentially lead to liquidation action against the Company and/or its subsidiaries. The transition to profitability and positive cash flow is highly dependent upon the successful development, approval, and commercialization of the Company’s products and the achievement of a revenue level adequate to support its cost structure and the Company can give no assurances that this will occur. Based on the Company’s current operating plan, the Company believes that its cash and cash equivalents as of December 31, 2024, of $0.4 million is not sufficient to fund operations and capital expenditures for the twelve months following the filing of this Annual Report on Form 10-K, and the Company will need to obtain additional funding in the very near term, otherwise the Company may immediately substantially curtail or terminate its operations.

The Company performed a cash flow projection on a monthly basis for the twelve-month period following the issuance of the consolidated financial statements. The projected inflows from revenues and grants will be insufficient to cover the projected outflows, as such, the Company will continue to have a negative net working capital position and a delay in the projected timing of the short term financing and inflows and/or an immediate demand by creditors of repayment of the long outstanding payables may result in the Company being insolvent and short of cash at any specific time over the coming weeks and over the next twelve months.

Until such time as the Company generates sufficient revenue to fund its operations (if ever), the Company plans to finance its operations and repay its existing and future liabilities and other obligations through the sale of equity and/or debt securities and, to the extent available, short-term and long-term loans.

With regards to the projected revenues and grants, a delay in the projected timing of inflows may result in the Company remaining insolvent and short of cash at any specific time over the next twelve months. Also, there is no guarantee that the Company’s plans to reduce monthly expenditures will be successful.

If the Company is unable to obtain sufficient funding, it could be required to delay its development efforts, limit activities, and further reduce research and development costs, which could adversely affect its business prospects and delivery of contractual obligations. A cash shortfall at any point in time over the next twelve months could result in the Company failing to meet its overdue and current obligations which could trigger action against the Company and/or its subsidiaries for liquidation by employees, authorities, or creditors. Because of the uncertainty in securing additional funding, delays in growth of revenue, failure to materialize cost-cutting efforts and the insufficient amount of cash and cash equivalents as of the consolidated financial statement filing date, management has concluded that substantial doubt exists with respect to the Company’s ability to continue as a going concern for one year from the date the consolidated financial statements are issued.